Lease obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee

	2021	2020
Opening lease obligations	$722,234	$718,505
Additions, net of disposals	97,673	108,763
Interest expense	45,394	47,871
Lease payments	(146,448)	(154,727)
Effect of movements in exchange rates and other	(1,752)	1,822
Lease obligations at December 31	717,101	722,234
Less: current portion	(98,301)	(97,516)
Lease obligations - non current portion	$618,800	$624,718

Disclosure of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2021:

	Lease payments	Interest component	Lease obligations
2022	$140,413	$42,112	$98,301
2023	122,902	37,497	85,405
2024	110,429	33,148	77,281
2025	99,854	28,697	71,157
2026	86,149	24,423	61,726
Thereafter	386,088	62,857	323,231
	$945,835	$228,734	$717,101

Disclosure of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$494,133	$3,762
Terminals and tanks	175,533	32,308
Other	47,435	16,482
Total	$717,101	$52,552